CONDENSED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue	$ 929	$ 584	$ 932	$ 628
Cost of Revenue and operating expenses
Cost of components and personnel	426	330	510	156
Inventory valuation adjustments	70	0	861	200
General and administrative expenses	2,038	1,719	6,259	7,418
Research and development expenses	1,660	1,550	4,658	7,597
Amortization and depreciation	1,352	960	4,829	3,871
Stock based compensation	102	133	1,584	625
Impairment charge			2,092	0
Total cost of revenue and operating expenses	(5,546)	4,559	(20,793)	(19,867)
Loss from operations	(4,617)	(3,975)	(19,861)	(19,239)
Other income (expense)
Changes in fair value of derivative liabilities	514	485	2,559
Bargain purchase gain	512	0	512
Other income			0	440
Other expense			(26)	0
Interest expense	(472)	(47)	(529)	(179)
Total other income	554	438	2,004	261
Net loss	(4,063)	(3,537)	(17,857)	(18,978)
Dividends and deemed dividends	370	1,070	(3,079)	0
Net loss attributable to common shareholders	$ (4,433)	$ (4,607)	$ (20,936)	$ (18,978)
Basic and diluted net loss per share (in dollars per share)	$ (2.16)	$ (18.48)	$ (33.12)	$ (99.72)
Weighted average number of shares outstanding basic and diluted (in shares)	2,066	250	633	190